                               John Hancock Funds
--------------------------------------------------------------------------------

                                    Emerging
                                     Growth
                                      Fund

                                  ANNUAL REPORT

                                October 31, 1995

                                    TRUSTEES
                             Edward J. Boudreau, Jr.
                                James F. Carlin*
                             William H. Cunningham*
                               Charles L. Ladner*
                                 Leo E. Linbeck*
                              Patricia P. McCarter*
                              Steven R. Pruchansky*
                     Lt. Gen. Norman H. Smith, USMC (Ret.)*
                                 John P. Toolan*
                         *Members of the Audit Committee

                                    OFFICERS
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                   Vice Chairman and Chief Investment Officer
                                 Anne C. Hodsdon
                                    President
                                Thomas H. Drohan
                       Senior Vice President and Secretary
                                 James B. Little
                Senior Vice President and Chief Financial Officer
                                 Susan S. Newton
                      Vice President and Compliance Officer
                               James J. Stokowski
                          Vice President and Treasurer

                                    CUSTODIAN
                         Investors Bank & Trust Company
                                 89 South Street
                           Boston, Massachusetts 02111

                                 TRANSFER AGENT
                   John Hancock Investor Services Corporation
                                  P.O. Box 9116
                        Boston, Massachusetts 02205-9116

                               INVESTMENT ADVISER
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                              PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                  LEGAL COUNSEL
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109

                              INDEPENDENT AUDITORS
                                Ernst & Young llp
                              200 Clarendon Street
                           Boston, Massachusetts 02116

                               Chairman's Message

DEAR FELLOW SHAREHOLDERS:

Investors around the world have been watching Wall Street in awe for the better part of 1995. Through October, the Standard & Poor's 500-Stock Index, a widely-used barometer of stock performance, had grown by more than 25%. Investors who stayed in the market after a disappointing 1994 have been rewarded.

   On another street, Pennsylvania Avenue, one of the hot topics many people are watching is Medicare reform. While there's no clear-cut solution on the horizon, today's Medicare debate should serve as another wake-up call to all Americans about the need to have a financial plan and to save for retirement. Whether or not the government changes the way health-care benefits are allotted to senior citizens, the message is clear: your future security and well-being lies in your own hands -- not Uncle Sam's.

[A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.]

   We know you've heard it a hundred times. Pick up almost any financial periodical today, and you'll see cover stories on retirement. Many of them will perhaps scare you or make you think that the task of saving for retirement is just too daunting. But take heart. We don't believe that and neither do many financial experts.

   Yet retirement planning is not to be taken lightly. To live the way you want to -- the way you deserve to after all those years of hard work -- you need to plan and save now, on a regular basis, no matter what your other costs, no matter how small the amount, no matter what your current age. It may be easier if you start earlier, but it's never too late.

   Building a secure nest egg is indeed doable. Talk to your financial adviser about establishing your retirement planning roadmap, if you haven't already. And educate yourself by reading some of the many articles about how to save for retirement. Take control of your future by saving today. That way, when it comes time for retirement, you shouldn't have to think about any street but Easy Street.


Sincerely,

/s/Edward J. Boudreau, Jr.
--------------------------
EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

                      BY EDGAR M. LARSEN, PORTFOLIO MANAGER

                                  John Hancock
                              Emerging Growth Fund

                    Small stocks shine in 1995; outlook calls
                       for their good fortune to continue

Although it began somewhat inauspiciously, the past year was a sensational period for small stocks. While small cap stocks enjoyed a moderate surge along with their larger counterparts from October 1994 through April 1995, they did so to a much lesser extent. Investors, hoping to take advantage of the U.S. dollar's weakness, migrated toward larger companies which tend to derive more of their revenues overseas. Larger stocks also benefited from a bout of investor nervousness in the spring; many feared that the market could eventually weaken and so turned to larger, more liquid names as a defense against a possible correction.

[A 3 1/4" x 2 1/2" photo of Edgar M. Larsen at bottom center. Caption reads:
"Edgar M. Larsen, Portfolio Manager"]

   But from May through October, the tide turned and small-cap stocks handily outpaced larger stocks. Fueling their outperformance was the rapid rate at which small companies were able to grow their earnings, especially compared to larger companies. And once the dollar strengthened and economic growth moderated, investors' taste for larger stocks started to wane. They moved instead toward the less dollar-sensitive and economically-sensitive small-company stocks. Finally, a wave of merger activity sent these stocks soaring even higher.

TECHNOLOGY LEADS THE PACK

Against that backdrop, John Hancock Emerging Growth Fund posted a strong performance both in absolute terms and

                                   [CAPTION]
         "...the past year was a sensational period for small stocks."

                   John Hancock Funds - Emerging Growth Fund

[Chart with heading "Top Five Common Stock Holdings" at top of left hand column. The chart lists five holdings: 1) U.S. Robotics 2.2% 2) Madge NV 2.0% 3) 3COM Corp. 1.9% 4) Ascend Communications 1.7% 5) Tencor Instruments 1.5%. A footnote below reads "As a percentage of net assets on October 31, 1995."]

against the competition. For the year ended October 31, 1995, the Fund's Class A and Class B shares had total returns of 34.56% and 33.60%, respectively, at net asset value. Those returns beat the average small-company growth fund's return of 22.72%, according to Lipper Analytical Services.1

   As a group, technology stocks were the market's -- and the Fund's -- biggest winners for nearly the entire year. Strong earnings gains and exciting new product enhancements and developments led to an explosion in technology stock prices. America Online (AOL), the fast-growing on-line service and one of the Fund's largest holdings, has risen nearly eight-fold since we first bought it in 1992. With more consumers turning to AOL for access to the Internet, personal financial management, education and entertainment, we remain optimistic about its prospects. Some of our other large technology holdings -- including U.S. Robotics, a leading maker of modems, and 3Com, a maker of adapter kits needed to support the use of integrated services digital network (ISDN) -could be the future leaders if they continue to grow their earnings as they have recently.

   During the past year we attempted to keep our stake in technology stocks to under 40% of investments. But that wasn't always easy because as the prices of many stocks in the group appreciated dramatically, they comprised an increasing percentage of the Fund's market value. Recently, we've cut back some of our largest technology holdings to rebalance the portfolio and make it less dependent on the performance of one particular sector. In our view, the best way to control the risk associated with small-cap stock investing is to broadly diversify our investments. That's why we have our investments spread out in more than 500 stocks in 17 different industries.

   We're often asked if technology stocks are due for a correction. Of course, the answer is that no one knows for sure. But it wouldn't surprise us if after spiking up so far, so quickly, tech stocks could pause to catch their breath sometime. But a sector's or the market's short-term fluctuations aren't our focus. Rather, we concentrate on finding companies that can increase their earnings at roughly 25% or more annually. Since stock prices tend to follow earnings, companies that can achieve this should be the winners over the long term. However, since we're growth investors with a value bent, we want to buy companies at a reasonable price. If we can find a well-managed, quickly growing company with little or no debt and improving profits, we'll hold

[Table entitled "Scorecard" at bottom of left hand column. The header for the column is "Investments"; the header for the right column is "Recent performance...and what's behind the numbers. The first listing is America Online followed by an up arrow and the phrase "Rapid increase in subscriptions, earnings explosion." The second listing is Cordis followed by an up arrow and the phrase "Possible takeover boosts stock." The third listing is Nuevo Energy followed by a down arrow and the phrase "Weak oil prices curtailed earnings." Footnote below reads: "See "Schedule of Investments." Investment holdings are subject to change."]

                                   [CAPTION]
["...technology stocks were the market's -- and the Fund's -- biggest winners..."]

                   John Hancock Funds - Emerging Growth Fund

[Bar chart with heading "Fund Performance" at top of left hand column. Under the heading is the footnote: "For the year ended October 31, 1995." The chart is scaled in increments of 10% from bottom to top, with 40% at the top and 0% at the bottom. Within the chart there are three solid bars. The first represents the 34.56% total return for the John Hancock Emerging Growth Fund, Class A. The second represents the 33.60% total return for the John Hancock Emerging Growth Fund, Class B. The third represents the 22.72% total return for the average small-company growth fund. A footnote below reads: "The total returns for John Hancock Emerging Growth Fund are at net asset value with all distributions reinvested. The average small-company growth fund is tracked by Lipper Analytical Services. (1) See page seven for historical performance information."]

onto it for the long term, despite the market's ups and downs. The extra plus to that strategy is that low-turnover minimizes trading costs and limits our shareholders' tax liability.

   We actively manage the Fund to avoid distributing capital gains and fortunately we've been successful so far. Over the last five years, the Fund's B shares have provided an average annual return, at net asset value, of 25.85% through October 31, 1995. (Class A shares came into existence in 1991.) During that five-year period, the Fund only paid a total of six cents per share in capital gains distributions, and that was back in 1991. While there's no guarantee about future capital gains distributions, our tax strategies prompted SmartMoney magazine to place the Fund at the top of its "Five Most Tax-Efficient Funds" list in April 1995.

WINNERS AND LOSERS

Despite all the attention paid to technology stocks, there were other big winners in the market, including health-care stocks. As investors worried that technology stocks may have peaked, they began to look elsewhere, including the health-care sector. And a heightened level of merger and acquisition activity further buoyed the sector. A good example of that trend was Cordis, a maker of the materials used to perform angioplasty surgery. A proposed buyout of the company by Johnson & Johnson sent Cordis' stock soaring.

   The financial services sector was also boosted by a wave of merger and acquisition activity as well as by the strong stock and bond markets. We focused our financial services holdings in money management firms, including brokerage firms, mutual-fund houses and insurance companies, including National RE Corporation and the Municipal Bond Insurance Agency.

   Even under ideal market conditions there are always disappointments. This year was no exception. Energy stocks lagged the overall market, thanks to a sluggish worldwide economy and low oil prices. Though we remain underweighted in this sector relative to the market as a whole, we do consider energy stocks like Nuevo Energy to be excellent long-term values. Finally, many retail stocks were among the market's laggards during the period due to a high level of consumer debt that kept a lid on personal spending.

OUTLOOK

There is a probability that the capital-gains tax rate will be reduced in 1996. Small-company

                                   [CAPTION]
["...many of the factors that contributed to small stocks' success... are still in place."]

1Figures from Lipper Analytical Services include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

                   John Hancock Funds - Emerging Growth Fund

stocks would benefit most from a change in the tax treatment of capital gains, since these companies reward investors through capital appreciation, not dividends. But capital gains cut or not, many of the factors that contributed to small stocks' success over the past 12 months are still in place as we begin 1996. The earnings growth rate for small companies is attractive compared to larger companies. And despite their recent rise, small stock prices don't yet appear to be too expensive relative to their earnings.

   Looking out to next year, there are additional reasons to be optimistic. We expect the wave of mergers and acquisitions to continue in 1996. From January through October of 1995, 25 of our holdings have merged or been acquired by other companies. We believe that trend will continue and could even accelerate if foreigners start acquiring U.S. companies as a way to grow or enhance their businesses.

                              A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Emerging Growth Fund. Total return is a performance measure that equals the sum of all dividends and capital gains, assuming reinvestment of these distributions and the change in the price of the Fund's shares, expressed as a percentage of the Fund's average net assets. Performance figures include the maximum applicable sales charge of 5% for Class A shares. (Prior to May 15, 1995, the maximum applicable sales charge for Class A shares was 5.75%.) The effect of the maximum contingent deferred sales charge for Class B shares (maximum 5% and declining to 0% over six years) is included in Class B performance. Remember that all figures represent past performance and are no guarantee of how the Fund will perform in the future. Also, keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note: Participant-directed defined-contribution plans with at least 100 eligible employees at inception of the Fund account may purchase Class A shares without an initial sales charge as of March 15, 1995. If those shares are redeemed, however, during the year following the calendar year end during which they were purchased, a contingent deferred sales charge will be assessed.

                            CUMULATIVE TOTAL RETURNS

FOR THE PERIOD ENDED SEPTEMBER 30, 1995


                                                                      LIFE
                                                ONE      FIVE          OF
                                                YEAR     YEARS        FUND
John Hancock Emerging Growth Fund: Class A     34.45%    94.26%(1)    N/A
John Hancock Emerging Growth Fund: Class B     35.51%   212.63%     384.97%(2)

                          AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIOD ENDED SEPTEMBER 30, 1995

                                                                      LIFE
                                                ONE      FIVE          OF
                                                YEAR     YEARS        FUND
John Hancock Emerging Growth Fund: Class A     34.45%    17.54%(1)    N/A
John Hancock Emerging Growth Fund: Class B     35.51%    25.60%      22.03%(2)

                              NOTES TO PERFORMANCE
(1) Class A shares started on August 22, 1991.
(2) Class B shares started on October 26, 1987.

                    WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in the John Hancock Emerging Growth Fund would be worth on October 31, 1995, assuming you had invested on the day each class of shares started and reinvested all distributions. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Stock Index -- an unmanaged index that includes 500 widely traded common stocks and is a commonly used measure of stock market performance.

EMERGING GROWTH FUND
CLASS A SHARES

Line chart with the heading Emerging Growth Fund: Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines.

The first line represents the value of the hypothetical $10,000 investment made in the Emerging Growth Fund on August 22, 1991, before sales charge, and is equal to $19,986 as of October 31, 1995. The second line represents the Emerging Growth Fund after sales charge and is equal to $18,989 as of October 31, 1995. The third line represents the value of the Standard & Poor's 500 Stock Index and is equal to $16,918 as of October 31, 1995.

EMERGING GROWTH FUND
CLASS B SHARES*

Line chart with the heading Emerging Growth Fund: Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines.

The first line represents the value of the hypothetical $10,000 investment made in the Emerging Growth Fund on October 26, 1987, before contingent deferred sales charge, and is equal to $47,367 as of October 31, 1995. The second line represents the value of the Standard & Poor's 500 Stock Index and is equal to $23,295 as of October 31, 1995.

*No contingent deferred sales charge applicable.

                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

THE STATEMENT OF ASSETS AND LIABILITIES IS THE FUND'S BALANCE SHEET AND SHOWS THE VALUE OF WHAT THE FUND OWNS, IS DUE AND OWES ON OCTOBER 31, 1995. YOU'LL ALSO FIND THE NET ASSET VALUE AND THE MAXIMUM OFFERING PRICE PER SHARE AS OF THAT DATE.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 1995
--------------------------------------------------------------------------------
ASSETS:
  Investments at value - Note C:
   Common stocks and warrants (cost - $315,147,300) ..........    $ 560,712,711
   Joint repurchase agreement (cost - $13,738,000) ...........       13,738,000
   Corporate savings account .................................          477,189
                                                                  -------------
                                                                    574,927,900
  Receivable for shares sold .................................        1,051,401
  Receivable for investments sold ............................        1,112,500
  Dividends receivable .......................................          153,011
  Interest receivable ........................................            2,372
  Other assets ...............................................           40,603
                                                                  -------------
                    Total Assets .............................      577,287,787
                    -----------------------------------------------------------
LIABILITIES:
  Payable for shares repurchased .............................          111,403
  Payable for investments purchased ..........................        3,706,000
  Payable to John Hancock Advisers, Inc. and
    affiliates - Note B ......................................          386,877

  Accounts payable and accrued expenses ......................          124,750
                                                                  -------------
                    Total Liabilities ........................        4,329,030
                    -----------------------------------------------------------
NET ASSETS:
  Capital paid-in ............................................      333,863,246
  Accumulated net realized loss on investments ...............       (6,469,900)
  Net unrealized appreciation of investments .................      245,565,411
                                                                  -------------
                    Net Assets ...............................    $ 572,958,757
                    ===========================================================
NET ASSET VALUE PER SHARE:
  (Based on net assets and shares of beneficial
  interest outstanding - 125,000,000 shares
  authorized with $.01 per share par value, respectively)
  Class A - $179,481,007/4,973,680 ...........................    $       36.09
  =============================================================================
  Class B - $393,477,750/11,309,413 ..........................    $       34.79
  =============================================================================
MAXIMUM OFFERING PRICE PER SHARE*
  Class A - ($36.09 x 105.26%) ...............................    $       37.99
  =============================================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.


THE STATEMENT OF OPERATIONS SUMMARIZES THE FUND'S INVESTMENT INCOME EARNED AND EXPENSES INCURRED IN OPERATING THE FUND. IT ALSO SHOWS NET GAINS FOR THE PERIOD STATED.

STATEMENT OF OPERATIONS YEAR ENDED
October 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends ..............................................        $   2,174,731
  Interest ...............................................              403,533
                                                                  -------------
                                                                      2,578,264
                                                                  -------------
  Expenses:
   Investment management fee - Note B ....................            3,474,999
   Distribution/service fee - Note B
     Class A .............................................              357,908
     Class B .............................................            3,140,608
   Transfer agent fee ....................................            1,140,068
   Registration and filing fees ..........................              155,596
   Custodian fee .........................................              153,848
   Printing ..............................................               98,467
   Auditing fee ..........................................               63,340
   Trustees' fees ........................................               49,191
   Legal fees ............................................               38,145
   Advisory board fee ....................................               34,540
   Miscellaneous .........................................               28,284
                                                                  -------------
                    Total Expenses .......................            8,734,994
                    -----------------------------------------------------------
                    Net Investment Loss ..................           (6,156,730)
                    -----------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments sold ..................           10,693,222
  Change in net unrealized appreciation/depreciation
    of investments .......................................          134,216,496
                                                                  -------------
                    Net Realized and Unrealized
                    Gain on Investments ..................          144,909,718
                    -----------------------------------------------------------
                    Net Increase in Net Assets
                    Resulting from Operations ............        $ 138,752,988
                    ===========================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                             FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     YEAR ENDED OCTOBER 31,
                                                                                             --------------------------------------
                                                                                                  1995                     1994
                                                                                             -------------            -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment loss ............................................................           $  (6,156,730)           $  (4,439,725)
  Net realized gain (loss) on investments sold ...................................              10,693,222               (8,817,307)
  Change in net unrealized appreciation/depreciation of investments ..............             134,216,496               27,047,214
                                                                                             -------------            -------------
   Net Increase in Net Assets Resulting from Operations ..........................             138,752,988               13,790,182
                                                                                             -------------            -------------
FROM FUND SHARE TRANSACTIONS -- NET* .............................................              19,718,122               99,950,356
                                                                                             -------------            -------------
NET ASSETS:
  Beginning of period ............................................................             414,487,647              300,747,109
                                                                                             -------------            -------------
  End of period ..................................................................           $ 572,958,757            $ 414,487,647
                                                                                             =============            =============


* Analysis of Fund Share Transactions:

                                                                               YEAR ENDED OCTOBER 31,
                                                    -------------------------------------------------------------------------------
                                                                   1995                                        1994
                                                    -----------------------------------         -----------------------------------
CLASS A                                                 SHARES                AMOUNT                SHARES                AMOUNT
                                                    -------------         -------------         -------------         -------------
  Shares sold ..............................            5,389,301         $ 177,314,439             4,169,752         $ 107,936,683
  Less shares repurchased ..................           (5,302,592)         (171,990,271)           (2,421,719)          (62,106,008)
                                                    -------------         -------------         -------------         -------------
  Net increase .............................               86,709         $   5,324,168             1,748,033         $  45,830,675
                                                    =============         =============         =============         =============
CLASS B
  Shares sold ..............................            7,378,294         $ 212,291,363            10,731,824         $ 265,135,236
  Less shares repurchased ..................           (6,952,481)         (197,897,409)           (8,513,937)         (211,015,555)
                                                    -------------         -------------         -------------         -------------
  Net increase .............................              425,813         $  14,393,954             2,217,887         $  54,119,681
                                                    =============         =============         =============         =============

THE STATEMENT OF CHANGES IN NET ASSETS SHOWS HOW THE VALUE OF THE FUND'S NET ASSETS HAS CHANGED SINCE THE END OF THE PREVIOUS YEAR. THE DIFFERENCE REFLECTS EARNINGS LESS EXPENSES, ANY INVESTMENT GAINS AND LOSSES, AND ANY INCREASE OR DECREASE IN MONEY SHAREHOLDERS INVESTED IN THE FUND. THE FOOTNOTE ILLUSTRATES THE NUMBER OF FUND SHARES SOLD AND REDEEMED DURING THE LAST TWO PERIODS, ALONG WITH THE CORRESPONDING DOLLAR VALUE.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                                                                                    FOR THE PERIOD
                                                                                                                    AUGUST 22, 1991
                                                                                                                    (COMMENCEMENT
                                                                             YEAR ENDED OCTOBER 31,                 OF OPERATIONS)
                                                           -------------------------------------------------------   OCTOBER 31,
                                                              1995(b)        1994           1993          1992          1991
                                                           -----------    -----------    -----------   -----------   -----------
CLASS A
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period ..................  $     26.82    $     25.89    $     20.60   $     19.26   $     18.12
                                                           -----------    -----------    -----------   -----------   -----------
  Net Investment Loss (a) ...............................        (0.25)         (0.18)         (0.16)        (0.20)        (0.03)
  Net Realized and Unrealized Gain on Investments .......         9.52           1.11           5.45          1.60          1.17
                                                           -----------    -----------    -----------   -----------   -----------
   Total from Investment Operations .....................         9.27           0.93           5.29          1.40          1.14
                                                           -----------    -----------    -----------   -----------   -----------
  Less Distributions
  Distributions from Net Realized Gain on
    Investments Sold ....................................         --             --             --           (0.06)         --
                                                           -----------    -----------    -----------   -----------   -----------
  Net Asset Value, End of Period ........................  $     36.09    $     26.82    $     25.89   $     20.60   $     19.26
                                                           ===========    ===========    ===========   ===========   ===========
  Total Investment Return at Net Asset Value (c) ........        34.56%          3.59%         25.68%         7.32%         6.29%(d)

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000's Omitted) .............  $   179,481    $   131,053    $    81,263   $    46,137   $    38,859
  Ratio of Expenses to Average Net Assets ...............         1.38%          1.44%          1.40%         1.67%         0.33%*
  Ratio of Net Investment Loss to Average Net Assets ....        (0.83)%        (0.71)%        (0.70)%       (1.03)%       (0.15)%*
  Portfolio Turnover Rate ...............................           23%            25%            29%           48%           66%

THE FINANCIAL HIGHLIGHTS SUMMARIZES THE IMPACT OF THE FOLLOWING FACTORS ON A SINGLE SHARE FOR THE PERIOD INDICATED: INCOME, EXPENSES, DISTRIBUTIONS AND GAINS (LOSSES) OF THE FUND. IT SHOWS HOW THE FUND'S NET ASSET VALUE FOR A SHARE HAS CHANGED SINCE THE END OF THE PREVIOUS PERIOD. ADDITIONALLY, IMPORTANT RELATIONSHIPS BETWEEN SOME ITEMS PRESENTED IN THE FINANCIAL STATEMENTS ARE EXPRESSED IN RATIO FORM.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

FINANCIAL HIGHLIGHTS (continued)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                            ----------------------------------------------------------------------
                                                              1995(b)         1994           1993           1992          1991
                                                            -----------    -----------    -----------    -----------   -----------
CLASS B

PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period ...................  $     26.04    $     25.33    $     20.34    $     19.22   $     11.06
                                                            -----------    -----------    -----------    -----------   -----------

  Net Investment Loss (a) ................................        (0.45)         (0.36)         (0.36)         (0.38)        (0.30)
  Net Realized and Unrealized Gain on Investments ........         9.20           1.07           5.35           1.56          8.46
                                                            -----------    -----------    -----------    -----------   -----------
   Total from Investment Operations ......................         8.75           0.71           4.99           1.18          8.16
                                                            -----------    -----------    -----------    -----------   -----------
  Less Distributions
  Distributions from Net Realized Gain on Investments Sold         --             --             --            (0.06)         --
                                                            -----------    -----------    -----------    -----------   -----------
  Net Asset Value, End of Period .........................  $     34.79    $     26.04    $     25.33    $     20.34   $     19.22
                                                            ===========    ===========    ===========    ===========   ===========
  Total Investment Return at Net Asset Value (c) .........        33.60%          2.80%         24.53%          6.19%        73.78%
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000's Omitted) ..............  $   393,478    $   283,435    $   219,484    $    86,923   $    52,743
  Ratio of Expenses to Average Net Assets ................         2.11%          2.19%          2.28%          2.64%         2.85%
  Ratio of Net Investment Loss to Average Net Assets .....        (1.55)%        (1.46)%        (1.58)%        (1.99)%       (1.83)%
  Portfolio Turnover Rate ................................           23%            25%            29%            48%           66%

*   On an annualized basis.
(a) On average month end shares outstanding.
(b) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.
(d) Not annualized.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

THE SCHEDULE OF INVESTMENTS IS A COMPLETE LIST OF ALL SECURITIES OWNED BY THE EMERGING GROWTH FUND ON OCTOBER 31, 1995. IT'S DIVIDED INTO TWO MAIN CATEGORIES:COMMON STOCKS AND WARRANTS AND SHORT-TERM INVESTMENTS. COMMON STOCKS ARE FURTHER BROKEN DOWN BY INDUSTRY GROUP. SHORT-TERM INVESTMENTS, WHICH REPRESENT THE FUND'S "CASH" POSITION, ARE LISTED LAST.

SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------
                                                                       MARKET
ISSUER, DESCRIPTION                               NUMBER OF SHARES      VALUE
-------------------                               ----------------      -----
COMMON STOCKS
ADVERTISING (0.32%)
  Catalina Marketing Corp.** ................           27,000        $1,363,500
  Katz Media Group ** .......................           25,000*          450,000
                                                                      ----------
                                                                       1,813,500
                                                                      ----------
AUTOMOBILE/TRUCK (0.73%)
  APS Holding Corp. (Class A) ** ............           10,000           205,000
  Copart, Inc. ** ...........................           50,000         1,137,500
  Detroit Diesel Corp. ** ...................           20,000           355,000
  Discount Auto Parts, Inc. ** ..............           30,000           802,500
  Edelbrock Corp. ** ........................           10,000           152,500
  Pep Boys - Manny, Moe & Jack ..............           20,000           437,500
  Rollins Truck Leasing Corp. ...............           22,500           216,562
  Stewart & Stevenson Services, Inc. ........           15,000           341,250
  Thompson PBE, Inc. ** .....................           30,000*          547,500
                                                                      ----------
                                                                       4,195,312
                                                                      ----------
BANKS (0.03%)
  Hibernia Corp. (Class A) ** ...............           15,000           148,125
                                                                      ----------
BEVERAGES (0.06%)
  Pepsi-Cola Puerto Rico
    Bottling Co. (Class B) ..................           25,000*          340,625
                                                                      ----------
BROADCASTING (1.28%)
  American Radio Systems Corp. ** ...........            1,300*           29,250
  Clear Channel Communications, Inc. ** .....           30,075         2,466,150
  E-Z Communications, Inc. (Class A) ** .....           10,000           162,500
  Gaylord Entertainment Co. (Class A) .......           27,300           702,975
  Heftel Broadcasting Corp. (Class A) ** ....          125,000         2,281,250
  Lodgenet Entertainment Corp. ** ...........            5,000            57,500
  SFX Broadcasting, Inc. (Class A) ** .......           40,000         1,080,000
  United International
    Holdings, Inc. (Class A)** ..............            6,400           100,800
  Westcott Communications, Inc. ** ..........           20,000*          275,000
  Young Broadcasting Corp. (Class A) ** .....            5,100*          155,550
                                                                      ----------
                                                                       7,310,975
                                                                      ----------
BUILDING PRODUCTS (0.06%)
  NCI Building Systems, Inc. **  ............           15,000           348,750
                                                                      ----------
CHEMICAL (0.22%)
  Arcadian Corp. ** .........................           50,000*        1,031,250
  Mallinckrodt Group, Inc. ..................            6,000           208,500
                                                                      ----------
                                                                       1,239,750
                                                                      ----------
COMPUTERS (24.71%)
  Adaptec, Inc. ** ..........................          110,000        $4,895,000
  Adobe Systems, Inc. .......................           70,000         3,990,000
  Alantec Corp. ** ..........................            7,500           268,125
  American Business Information, Inc. ** ....            7,500           131,250
  Applied Voice Technology, Inc. ** .........           35,000*          406,875
  Applix, Inc. ** ...........................            8,000*          222,000
  ArcSys, Inc. ** ...........................            2,500*          105,000
  Aspen Technology, Inc. ** .................            5,000           137,500
  Astea International, Inc. ** ..............           10,000*          180,000
  Auspex Systems, Inc.** ....................            5,000            70,625
  Autodesk, Inc. ............................           29,000           986,000
  Bann Co., N.V. ** .........................           10,000*          425,000
  Banyan Systems, Inc.** ....................           25,000           195,312
  Bay Networks, Inc. ** .....................           50,000         3,312,500
  BDM International, Inc. ** ................           10,000*          250,000
  Bell & Howell Holdings Co. **  ............           25,000*          625,000
  BISYS Group, Inc. (The)** .................           41,835*        1,171,380
  BMC Software, Inc.** ......................           34,000         1,211,250
  Broderbund Software, Inc. ** ..............           19,000         1,318,125
  Cabletron Systems, Inc.** .................           22,500         1,769,062
  Cadence Design Systems, Inc.** ............          112,544         3,629,528
  C*ATS Software, Inc. ** ...................            4,000*           29,500
  Cerner Corp. ** ...........................           40,000         1,060,000
  CFI ProServices, Inc. ** ..................           35,000           476,875
  Cheyenne Software, Inc.** .................           22,000           459,250
  Computer Management Sciences, Inc. ** .....           10,000*          205,000
  Computron Software, Inc. ** ...............            7,500*          127,500
  Compuware Corp. ** ........................           26,600           605,150
  Computervision Corp. ** ...................          100,000*        1,175,000
  Concentra Corp. ** ........................           10,000*           95,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

                                                                       MARKET
ISSUER, DESCRIPTION                               NUMBER OF SHARES      VALUE
-------------------                               ----------------      -----
COMPUTERS (continued)
Conner Peripherals, Inc. ** ...................          25,000*     $   450,000
Continuum, Inc. ** ............................          75,000        2,953,125
Cornerstone Imaging, Inc. ** ..................           7,000          157,500
Cybex Computer Products Corp. ** ..............          11,500*         235,750
Datalogix International, Inc. ** ..............          10,000*         100,000
Datastream Systems, Inc. ** ...................          20,000*         445,000
Dataware Technologies, Inc. ** ................           3,000           30,750
Dell Computer Corp. ** ........................         140,000        6,527,500
Dendrite International, Inc. ** ...............          10,000*         173,750
Diamond Multimedia Systems, Inc. ** ...........          20,000*         590,000
Digital Biometrics, Inc. ** ...................          11,000           68,750
Discreet Logic, Inc. ** .......................          10,000*         570,000
DST Systems, Inc. ** ..........................         130,000*       2,730,000
Electroglas, Inc. ** ..........................         106,000        7,446,500
Electronic Arts, Inc. ** ......................           5,000          183,125
EPIC Design Technology, Inc. ** ...............             500           23,000
Expert Software, Inc. ** ......................           8,000*         166,000
FileNet Corp. ** ..............................           7,000          317,625
Firefox Communications, Inc. ** ...............           3,500*          60,375
Frame Technology Corp. ** .....................           2,500           69,687
Gateway 2000, Inc. ** .........................          50,000        1,668,750
General Magic, Inc. ** ........................           5,000*          63,125
Global Village Communication ** ...............           2,000           34,000
HCIA, Inc. ** .................................             200*           5,450
HNC Software, Inc. ** .........................           4,500*         114,750
HPR, Inc. ** ..................................          12,500*         325,000
Hyperion Software Corp. ** ....................          40,000*       1,970,000
Information Resources, Inc. ** ................          35,000*         380,625
Informix Corp.** ..............................         250,000        7,281,250
Inso Corp. ** (formerly Infosoft
  International, Inc.) ........................          10,000          357,500
Integrated Measurement Systems, Inc. ** .......          10,000*         135,000
Intuit, Inc. ** ...............................           8,000*         576,000
Kronos, Inc. ** ...............................          21,500          989,000
Lannet Data Communications, Ltd. ** ...........          55,000*       1,581,250
Legato System, Inc. ** ........................           5,000*         182,500
Logic Works, Inc. ** ..........................           5,000*          76,250
Loronix Information Systems, Inc. ** ..........         265,000          811,563
Madge, N.V. ** ................................         270,000       11,306,250
MapInfo Corp. ** ..............................           6,000          120,750
Maxis, Inc. ** ................................           4,000*         177,000
Measurex Corp. ................................          20,500          630,375
Mercury Interactive Corp. ** ..................          95,000        1,947,500
Micropolis Corp. ** ...........................          96,500          398,063
Minnesota Educational Computing Corp. ** ......           7,500          232,500
Mustang Software, Inc. ** .....................           8,000*     $    58,000
National Instruments Corp. ** .................           6,000*         112,500
NetManage, Inc. ** ............................          12,000          244,500
Network General Corp.** .......................          95,000        3,942,500
Norand Corp. ** ...............................           2,500           42,500
Novadigm, Inc. ** .............................          12,000*         246,000
Oak Technology, Inc. ** .......................          24,000*       1,314,000
ON Technology Corp. ** ........................          15,000*         180,000
Open Environment Corp. ** .....................          20,000*         195,000
OPTi, Inc. ** .................................         120,000        1,200,000
Parametric Technology Corp.** .................          70,000        4,681,250
PeopleSoft, Inc. ** ...........................          50,400        4,334,400
Performance Systems International, Inc. ** ....          20,000*         355,000
Phamis, Inc. ** ...............................           5,500*         138,875
Physician Computer Network, Inc. ** ...........          25,000*         171,875
Pinnacle Systems, Inc. ** .....................          35,000*       1,098,125
PixTech, Inc. ** ..............................          16,500*         162,937
Platinum Technology, Inc. ** ..................         195,000        3,558,750
Policy Management Systems Corp. ** ............           2,300          108,387
Premenos Technology Corp. ** ..................          12,000*         471,000
PRI Automation, Inc. ** .......................          27,500        1,017,500
Printronix, Inc. ** ...........................          25,000          475,000
Progress Software Corp.** .....................          28,500        1,866,750
Project Software & Development, Inc. ** .......          37,500          993,750
Pure Software, Inc. ** ........................           5,000*         183,750
Pyxis Corp. ** ................................          95,000        1,199,375
Quantum Corp. ** ..............................          20,000          347,500
QuickResponse Services, Inc.** ................           6,000          150,000
Read-Rite Corp. ** ............................          51,000        1,778,625
Renaissance Solutions, Inc. ** ................           9,000*         184,500
Seagate Technology, Inc.** ....................          50,000        2,237,500
Security Dynamics Technologies, Inc. ** .......          10,000*         315,000
Seer Technologies, Inc. ** ....................          27,500*         412,500
Sierra On-Line, Inc. ** .......................          40,000        1,490,000
Smith Micro Software, Inc. **  ................          20,000*         245,000
Softdesk, Inc. ** .............................          40,000          930,000
Software Artistry, Inc. ** ....................           2,500*          41,250
Software Spectrum, Inc. ** ....................           5,000          107,500
SPSS, Inc. ** .................................          70,000        1,181,250
StorMedia, Inc. ** ............................          10,000*         460,000
Sybase, Inc.** ................................          56,000        2,198,000
Symantec Corp. ** .............................          14,000          340,375
TGV Software, Inc. ** .........................           3,000*          27,000
3COM Corp.** ..................................         234,770       11,034,190
3D Systems Corp. ** ...........................           2,000*          34,250
Tivoli Systems, Inc. ** .......................           5,000*         160,625

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

                                                                       MARKET
ISSUER, DESCRIPTION                               NUMBER OF SHARES      VALUE
-------------------                               ----------------      -----
COMPUTERS (continued)
  Transaction Systems Architects, Inc. ......
    (Class A) ** ............................           10,000*     $    260,000
  Unison Software, Inc. ** ..................           17,500*          218,750
  Vantive Corp. ** ..........................           15,000*          240,000
  Verity, Inc. ** ...........................           22,500*          826,875
  Videoserver, Inc. ** ......................            4,000*          122,000
   Western Digital Corp. ** .................           35,000           542,500
  Wind River Systems ** .....................           10,000*          270,000
  Wonderware Corp. ** .......................           20,000           635,000
  Zebra Technologies Corp. (Class A)** ......            2,200           130,900
  Zilog, Inc. ** ............................           60,000         2,130,000
                                                                    ------------
                                                                     141,598,509
                                                                    ------------
COMPUTER SERVICES (1.55%)
  America Online, Inc. ** ...................           12,000           960,000
  Hogan Systems, Inc. ** ....................           90,000           798,750
  Learning Co. (The) ** .....................           15,000           885,000
  NETCOM On-Line Communication
    Services, Inc. ** .......................           10,000*          582,500
  7th Level, Inc. ** ........................           40,000           590,000
  Sterling Software, Inc. ** ................          105,000         4,843,125
  Sylvan Learning Systems, Inc. ** ..........            5,600           134,400
  VMARK Software, Inc. ** ...................           10,000*           68,750
                                                                    ------------
                                                                       8,862,525
                                                                    ------------
CONTAINERS (0.03%)
  Mobile Mini, Inc. ** ......................           40,000*          175,000
                                                                    ------------
COSMETICS & TOILETRIES (0.42%)
  Maybelline Inc. ...........................           65,006         1,535,767
  Playtex Products, Inc. ** .................          125,000           875,000
                                                                    ------------
                                                                       2,410,767
                                                                    ------------
DRUGS (1.99%)
  ALZA Corp. ** .............................           24,600           541,200
  Big B, Inc. ...............................           10,000           147,500
  Centocor, Inc. ** .........................           35,500           399,375
  Chronimed, Inc. ** ........................           20,000           305,000
  Eckerd (Jack) Corp. ** ....................           85,000         3,368,125
  Elan Corp., PLC, American
    Depositary Receipt, (ADR) ** ............            5,250           210,656
  Martek Biosciences Corp. ** ...............           25,000*          478,125
  Mylan Laboratories, Inc. ..................          127,500         2,422,500
  North American Vaccine, Inc. ** ...........           40,000           420,000
  OraVax, Inc. ** ...........................           25,000*          321,875
  Syncor International Corp. **  ............           16,500           132,000
  Teva Pharmaceutical Industries Ltd., ADR ..           10,000*          392,500
  Watson Pharmaceuticals, Inc. ** ...........           50,000         2,237,500
                                                                    ------------
                                                                      11,376,356
                                                                    ------------
ELECTRONICS (9.22%)
  American Sensors, Inc. ** .................           25,000*     $    178,125
  ANADIGICS, Inc. ** ........................            6,350*          141,288
  Analog Devices, Inc. ** ...................           20,000*          722,500
  Atmel Corp. ** ............................          100,000         3,125,000
  Burr-Brown Corp. ** .......................           12,500*          406,250
  C-Cube Microsystems, Inc. ** ..............           15,000         1,036,875
  CIDCO, Inc. ** ............................           15,200           450,300
  Cirrus Logic, Inc. ** .....................           80,000         3,370,000
  Clare (C.P.) Corp. ** .....................           13,500*          349,312
  Exar Corp. ** .............................           96,000         2,280,000
  GaSonics International Corp.** ............           18,000           594,000
  General Instrument Corp. ** ...............           26,000           494,000
  Integrated Circuit Systems, Inc. ** .......           42,500*          576,406
  Integrated Silicon Solution, Inc. ** ......            5,000*          156,563
  Itron, Inc. ** ............................           15,000*          435,000
  LAM Research Corp.** ......................          100,000         6,087,500
  Level One Communications, Inc.** ..........            4,500           101,250
  Mackie Designs, Inc. ** ...................            5,000*           63,750
  Macromedia, Inc. ** .......................           10,000*          370,000
  Mattson Technology, Inc. ** ...............            4,000            88,000
  Maxim Integrated Products, Inc. ** ........           54,000         4,036,500
  Megatest Corp. ** .........................          160,000         4,720,000
  Micrel, Inc. ** ...........................           17,500*          398,125
  PSC, Inc. ** ..............................           70,000*          717,500
  Quickturn Design System, Inc. ** ..........           25,000           259,375
  SDL, Inc. ** ..............................           25,000*          637,500
  S3, Inc.** ................................           30,000           513,750
  Sonic Solutions, Inc. ** ..................           10,000            81,250
  Tektronix, Inc. ...........................            2,000           118,500
  TelCom Semiconductor, Inc. **  ............            5,000*           39,375
  Tencor Instruments ** .....................          195,000         8,311,875
  Teradyne, Inc. ** .........................          220,000         7,342,500
  Ultratech Stepper, Inc. ** ................           30,000         1,200,000
  VeriFone, Inc.** ..........................           25,000           675,000
  Xilinx, Inc.** ............................           60,000         2,760,000
                                                                    ------------
                                                                      52,837,369
                                                                      ----------
ENGINEERING (0.13%)
  J. Ray Mcdermott, S. A. ** ................           50,000*          756,250
                                                                      ----------
FINANCE (3.22%)
  ADVANTA Corp. (Class A) ** ................            7,500           290,625
  ADVANTA Corp. (Class B) ...................            6,750           241,313
  Alex Brown, Inc. ** .......................            3,000           146,625
  Alliance Capital Management, L.P. .........          110,000         2,310,000
  Bear Stearns Cos., Inc. ...................            4,896            97,311
  Capital One Financial Corp. ...............           30,000*          735,000
  Capital RE Corp. ..........................           30,000           847,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

                                                                       MARKET
ISSUER, DESCRIPTION                               NUMBER OF SHARES      VALUE
-------------------                               ----------------      -----
FINANCE (CONTINUED)
  Concord EFS, Inc. ** ........................           6,750      $   232,875
  CUC International, Inc. ** ..................          30,000        1,038,750
  Donaldson Lufkin & Jenrette, Inc. ...........          20,000*         595,000
  Eaton Vance Corp. ...........................          25,000          912,500
  Franklin Resources, Inc. ....................          32,000        1,624,000
  KBK Capital Corp. ** ........................         100,000          600,000
  Lehman Brothers Holdings, Inc. ..............          25,000*         543,750
  Oppenheimer Capital, L.P. ...................          60,000        1,612,500
  Price (T. Rowe) & Associates, Inc. ..........          66,000        3,283,500
  Raymond James Financial, Inc. ...............          84,750        1,822,125
  SEI Corp. ...................................          18,000          382,500
  SunAmerica, Inc. ............................           7,000          435,750
  US Order, Inc. ** ...........................           2,500*          37,500
  WFS Financial, Inc. ** ......................          40,000*         665,000
                                                                     -----------
                                                                      18,454,124
                                                                     -----------
FUNERAL SERVICES (0.54%)
  Service Corp. International .................          50,000        2,006,250
  Stewart Enterprises, Inc. (Class A) .........          32,250        1,088,437
                                                                     -----------
                                                                       3,094,687
                                                                     -----------
HEALTHCARE (4.81%)
  AHI Healthcare Systems, Inc. ** .............          25,000*         350,000
  American Oncology Resources, Inc. ** ........           5,500*         192,500
  Apogee, Inc. ** .............................           5,000           43,750
  Applied Bioscience International, Inc. ** ...          40,000          255,000
  Apria Healthcare Group, Inc. ** .............          88,200*       1,907,325
  Arbor Health Care Co. ** ....................           3,000           51,000
  Beverly Enterprises, Inc. ** ................          25,000          293,750
  Cardinal Health, Inc. .......................           3,750          192,656
  Caremark International, Inc. ................         140,000        2,887,500
  Community Care of America, Inc. ** ..........          65,000*         877,500
  CorVel Corp. ** .............................          20,000          640,000
  Enterprise Systems, Inc. ....................           4,000*          93,500
  Express Scripts, Inc. (Class A) ** ..........          25,000          950,000
  Health Care & Retirement Corp. ** ...........          57,100        1,677,312
  Health Management Associates, Inc. ..........
    (Class A) ** ..............................          25,312          544,219
  Health Management Systems, Inc. ** ..........          30,000          960,000
  Horizon Healthcare Corp. ** .................          85,000        1,721,250
  Horizon Mental Health Management, Inc. ** ...           5,000*          78,125
  Integrated Health Services, Inc. ............           2,000           45,750
  Interim Services, Inc. ** ...................          15,000          446,250
  Living Centers Of America, Inc. ** ..........          41,500        1,073,812
  Manor Care, Inc. ............................          37,500        1,228,125
  Mariner Health Group, Inc.** ................          50,000          487,500
  MedPartners, Inc. ** ........................          15,000*         420,000
  Mid Atlantic Medical Services ** ............          20,000*     $   397,500
  Multicare Cos., Inc. ** .....................          50,000          937,500
  NovaCare, Inc. ** ...........................          40,000          250,000
  OccuSystems, Inc. ** ........................          15,000*         310,313
  OrNda Healthcorp ** .........................          20,000*         352,500
  PhyCor, Inc. ** .............................           7,875          289,406
  Physician Reliance Network **  ..............          10,000*         332,500
  Renal Treatment Centers, Inc. ** ............          15,000          540,000
  Summit Care Corp. ** ........................          40,000          830,000
  Sun Healthcare Group, Inc. **  ..............          20,000*         237,500
  Surgical Care Affiliates, Inc. ..............          41,000        1,214,625
  TheraTx, Inc. ** ............................          50,000          562,500
  Total Renal Care Holdings, Inc. ** ..........          20,000          407,500
  Value Health, Inc. ** .......................          49,750*       1,138,031
  Vencor, Inc. ** .............................           8,437          234,127
  Vivra, Inc. ** ..............................          65,000        2,145,000
                                                                     -----------
                                                                      27,595,826
                                                                     -----------
HOTELS & MOTELS (0.44%)
  Equity Inns, Inc. .......................            30,000            352,500
  Marcus Corp. ............................            25,000            865,625
  Marriott International, Inc. ............            10,000            368,750
  Primadonna Resorts, Inc. ** .............            41,000            640,625
  Red Lion Hotels, Inc. ** ................            15,000*           296,250
                                                                       ---------
                                                                       2,523,750
                                                                       ---------
INSURANCE (5.05%)
  ACE, Ltd. ...............................            50,000          1,700,000
  Acordia, Inc. ...........................             7,500            206,250
  American RE Corp. .......................            57,000          2,180,250
  Berkley (W. R.), Corp. ..................            20,000            865,000
  Capital Guaranty Corp. ..................            10,000            221,250
  CMAC Investment Corp. ...................            15,000            712,500
  Enhance Financial Services
    Group, Inc. ...........................             5,000            101,875
  Exel Ltd. ...............................            10,500            561,750
  Gallagher (Arthur J.) & Co. .............            15,000            530,625
  Guaranty National Corp. .................            35,000            498,750
  HCC Insurance Holdings, Inc.** ..........            27,000            938,250
  Hilb, Rogal & Hamilton Co. ..............            10,000            137,500
  Horace Mann Educators Corp. .............            75,000          1,996,875
  Insurance Auto Auctions, Inc.** .........            29,500            199,125
  Life Partners Group, Inc. ...............            65,000          1,178,125
  Life RE Co. .............................             5,000            103,750
  Maxicare Health Plans, Inc. ** ..........           125,000          2,171,875
  MBIA, Inc. ..............................            28,000          1,949,500
  Mid Ocean Ltd. ..........................             4,000            141,500
  NAC Re Corp. ............................            30,050          1,055,506
  National RE Corp. .......................            78,000          2,622,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

                                                                       MARKET
ISSUER, DESCRIPTION                               NUMBER OF SHARES      VALUE
-------------------                               ----------------      -----

INSURANCE (continued)
  Oxford Health Plans, Inc. ** ..............           10,000       $   782,500
  PacifiCare Health Systems, Inc. ** ........            5,000           352,500
  PartnerRe Holdings, Ltd. ..................           10,000           265,625
  Philadelphia Consolidated Holding
    Corp. ** ................................           75,000         1,406,250
  Physicians Health Services, Inc. ..........
    (Class A) ** ............................            7,500           249,375
  Prudential Reinsurance Holdings, Inc.** ...           12,500*          254,688
  PXRE Corp. ................................            5,000           127,500
  RenaissanceRe Holdings, Ltd. ..............            6,500*          176,313

  Sierra Health Services, Inc. ** ...........           35,000         1,001,875
  TIG Holdings, Inc. ........................           10,000*          253,750
  Transatlantic Holdings, Inc. ..............           17,000         1,145,375
  UNUM Corp. ................................           27,500         1,447,187
  Vesta Insurance Group, Inc. ...............           10,000*          403,750
  Western National Corp. ....................           75,000*        1,031,250
                                                                     -----------
                                                                      28,970,944
                                                                     -----------
LEISURE & RECREATION (0.66%)
  Aztar Corp. ** ............................           20,000*          162,500
  Circus Circus Enterprises, Inc.** .........            5,050           134,456
  Coleman Co., Inc. ** ......................            5,000           171,250
  KingWorld Productions, Inc. ** ............           25,000*          871,875
  Rawlings Sporting Goods Co. ** ............           10,000*           80,000
  Royal Caribbean Cruises Ltd. ..............           40,000           920,000
  Trump Hotels & Casino Resorts, Inc. ** ....           85,000*        1,445,000
                                                                     -----------
                                                                       3,785,081
                                                                     -----------
MACHINERY (2.53%)
  Asyst Technologies, Inc. ** ...............           20,000           840,000
  Bridgeport Machines, Inc. ** ..............           25,000*          437,500
  Credence Systems Corp.** ..................          175,000         6,540,625
  Duracraft Corp. ** ........................            9,000           195,750
  KLA Instruments Corp. ** ..................           30,000         1,282,500
  Novellus Systems, Inc. ** .................           65,000         4,476,875
  Opal, Inc. ** .............................           15,000*          226,875
  Veeco Instruments, Inc. ** ................           20,000*          480,000
                                                                     -----------
                                                                      14,480,125
                                                                     -----------
MEDICAL/DENTAL (3.66%)
  Benson Eyecare Corp. ** ...................           20,000           187,500
  BioWhittaker, Inc. ** .....................          120,000           900,000
  Cognex Corp. ** ...........................           42,000*        2,509,500
  Cordis Corp. ** ...........................           20,000         2,210,000
  EP Technologies, Inc. ** ..................           10,000*          123,750
  Forest Laboratories, Inc. ** ..............           10,000           413,750
  Gulf South Medical Supply, Inc. ** ........           20,000           415,000
  Haemonetics Corp. ** ......................           30,000           566,250
  HemaSure, Inc. ** .........................           30,000*          382,500
  ICU Medical, Inc. ** ......................           40,000*      $   510,000
  IDEXX Laboratories, Inc. ** ...............            5,000*          203,750
  InStent, Inc. ** ..........................           29,500*          497,813
  Isolyser Co., Inc. ** .....................           10,000           178,750
  i-STAT Corp. ** ...........................           10,000*          310,000
  IVAX Corp. ................................           32,000           728,000
  Liposome Co., Inc. ** .....................           45,000*          691,875
  MAXXIM Medical, Inc. ** ...................           40,000           555,000
  MedCath, Inc. ** ..........................           20,000*          470,000
  MiniMed, Inc. ** ..........................           60,000*          555,000
  Pall Corp. ................................            6,666           162,484
  Patterson Dental, Inc. ** .................           28,500           712,500
  Perrigo Co.** .............................           60,000           735,000
  Rotech Medical Corp. ** ...................           36,000           819,000
  Scherer (R.P.) Corp.** ....................           22,000           979,000
  Steris Corp. ** ...........................           28,000           945,000
  Stryker Corp. .............................            6,100           275,262
  Target Therapeutics, Inc. ** ..............            8,500           658,750
  Tecnol Medical Products, Inc. ** ..........           90,000         1,710,000
  United Dental Care, Inc. ** ...............           10,000*          305,000
  Uromed Corp. ** ...........................           50,000*          531,250
  Ventritex, Inc. ** ........................           15,000           294,375
  Vital Signs, Inc. .........................           25,000*          456,250
                                                                     -----------
                                                                      20,992,309
                                                                     -----------
OFFICE EQUIPMENT & SUPPLIES (0.32%)
  Indigo N. V. ** .............................          45,000*         410,625
  Staples, Inc. ** ............................          54,000        1,437,750
                                                                       ---------
                                                                       1,848,375
                                                                       ---------
OIL & GAS (4.03%)
  Alexander Energy Corp. ** ...................          25,000*          96,875
  Anadarko Petroleum Corp. ....................          12,500          542,188
  Apache Corp. ................................          50,000        1,275,000
  Baker Hughes, Inc. ..........................          10,000          196,250
  Barrett Resources Corp. ** ..................          12,500          290,625
  B.J. Services Co. ** ........................           6,000          141,000
  Brown (Tom), Inc. ** ........................         115,000        1,279,375
  Cabot Oil & Gas Corp. (Class A) ** ..........          60,000          802,500
  Cairn Energy USA, Inc. ** ...................          52,000          624,000
  Camco International, Inc. ...................          20,000*         457,500
  Cross Timbers Oil Co. ** ....................          40,000          580,000
  Energy Ventures, Inc. ** ....................          40,000*         760,000
  Enron Oil & Gas Co. .........................          65,000        1,300,000
  ENSCO International, Inc. ** (formerly
    Energy Service Co., Inc.) .................          20,000          337,500
  Falcon Drilling Co., Inc. ** ................         100,000*       1,037,500
  Halliburton Co. .............................           5,000*         207,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

                                                                       MARKET
ISSUER, DESCRIPTION                               NUMBER OF SHARES      VALUE
-------------------                               ----------------      -----
OIL & GAS (CONTINUED)
  Hornbeck Offshore Services, Inc. ** .........          10,000      $   146,250
  HS Resources, Inc. ** .......................          10,000*         138,750
  Landmark Graphics Corp. ** ..................          10,000          217,500
  Mitchell Energy & Development
    Corp. (Class B) ...........................          10,000          162,500
  Natural Gas Clearinghouse ...................          65,000*         585,000
  Newfield Exploration Co. ** .................          73,000        2,153,500
  Noble Affiliates, Inc. ......................          70,000        1,732,500
  Noble Drilling Corp. ** .....................          15,000*         105,000
  Nuevo Energy Co. ** .........................          80,000        1,770,000
  Oceaneering International, Inc.** ...........          23,000          218,500
  Parker & Parsley Petroleum Co. ..............          30,000          555,000
  PetroCorp, Inc. ** ..........................          20,000          155,000
  Pogo Producing Co. ..........................          75,000        1,509,375
  Smith International, Inc. ** ................          50,000          800,000
  Snyder Oil Corp. ............................          19,000          194,750
  Stone Energy Corp. ** .......................          20,000          227,500
  Tidewater, Inc. .............................          10,000          263,750
  Tuboscope Vetco International Corp. ** ......          90,000          528,750
  Weatherford International, Inc. ** ..........          70,000        1,688,750
                                                                     -----------
                                                                      23,080,188
                                                                     -----------
PAPER PRODUCTS (0.20%)
  Mercer International, Inc. **  ..............          50,000        1,150,000
                                                                     -----------
POLLUTION CONTROL (0.52%)
  GNI Group, Inc. ** ..........................         125,000          875,000
  IMCO Recycling, Inc. ........................          48,500        1,042,750
  Safety-Kleen Corp. ..........................          10,000*         153,750
  Tetra Tech, Inc. ** .........................          15,625          339,844
  TRC Companies ** ............................          30,000          176,250
  U.S. Filter Corp. ** ........................          17,500*         406,875
                                                                     -----------
                                                                       2,994,469
                                                                     -----------
PRINTING (0.56%)
  Harte-Hanks Communications, Inc. ............          50,000        1,512,500
  International Imaging Materials, Inc. ** ....          35,000          883,750
  Mecklermedia Corp. ** .......................          70,000          822,500
                                                                     -----------
                                                                       3,218,750
                                                                     -----------
PROTECTION (0.46%)
  Checkpoint Systems, Inc. ** .................           5,000*         144,375
  First Alert, Inc. ** ........................          85,000        1,317,500
  Koala Corp. ** ..............................          35,000          319,375
  Protection One, Inc. ** .....................         100,000          787,500
  Sensormatic Electronics Corp. ...............           2,250           48,094
                                                                     -----------
                                                                       2,616,844
                                                                     -----------
PUBLISHING (0.73%)
  Desktop Data, Inc. ** .......................          10,500*         375,375
  Franklin Electronic Publishers, Inc. ** .....          19,500          806,812
PUBLISHING (CONTINUED)
  Readers Digest Association, Inc. (Class A) ..          20,000      $ 1,005,000
  Scholastic Corp.** ..........................          32,500        2,006,875
                                                                     -----------
                                                                       4,194,062
                                                                     -----------
REAL ESTATE (3.68%)
  Beacon Properties Corp. ...................           10,000           217,500
  Camden Property Trust .....................           30,000           622,500
  Cavaliar Homes, Inc. ......................           25,000*          425,000
  Champion Enterprises, Inc. **  ............           30,000*          776,250
  Clayton Homes, Inc. .......................          112,546         2,954,332
  Crescent Real Estate Equities, Inc. .......           20,300           649,600
  Equity Residential Properties Trust .......           20,000           560,000
  Evans Withycombe Residential, Inc. ........            5,000*           94,375
  Factory Stores Of America, Inc. ...........           30,000           577,500
  HGI Realty, Inc. ..........................           17,500*          387,188
  Highwoods Properties, Inc. ................            5,000           133,125
  Insignia Financial Group, Inc. ............
    (Class A) ** ............................           25,000           675,000
  Liberty Property Trust ....................           10,000           202,500
  Manufactured Home Communities, Inc. .......           40,000           660,000
  Mid-America Apartment Communities,
    Inc .....................................           25,400           584,200
  NHP, Inc. ** ..............................           25,000*          356,250
  Oakwood Homes Corp. .......................           80,000         3,000,000
  Oasis Residential, Inc. ...................           20,000           435,000
  Post Properties, Inc. .....................           11,100           333,000
  Redman Industries, Inc. ** ................          170,000         4,420,000
  Regency Realty Corp. ......................           25,000           425,000
  RFS Hotel Investors, Inc. .................           10,000           151,250
  ROC Communities, Inc. .....................           25,000           562,500
  Security Capital Industrial Trust .........           15,000           245,625
  Security Capital Pacific Trust ............           20,000*          357,500
  Storage USA, Inc. .........................           10,400           304,200
  Tanger Factory Outlet Centers, Inc. .......           18,000           423,000
  Vornado Realty Trust ......................           15,000           538,125
                                                                      ----------
                                                                      21,070,520
                                                                      ----------
RETAIL (12.60%)
  ADFlex Solutions, Inc. ** .................           54,000         1,431,000
  AmeriSource Health Corp. ** ...............           75,000*        2,043,750
  Apple South, Inc. .........................           77,062         1,579,771
  Applebee's International, Inc.** ..........           25,000           703,125
  Arbor Drugs, Inc. .........................            9,000           166,500
  Au Bon Pain Co., Inc. (Class A) ** ........            5,000            38,125
  Barnes & Noble, Inc. ** ...................           11,000           401,500
  Bed Bath & Beyond, Inc. ** ................           60,000         1,875,000
  Best Buy Co., Inc.** ......................           75,000         1,556,250
  Blyth Industries, Inc. ** .................           10,000           505,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

                                                                       MARKET
ISSUER, DESCRIPTION                               NUMBER OF SHARES      VALUE
-------------------                               ----------------      -----
RETAIL (CONTINUED)
  Borders Group, Inc. ** ....................           65,000*      $ 1,113,125
  Brookstone, Inc. ** .......................           50,000           331,250
  Campo Electronics, Appliances and
    Computers, Inc. ** ......................          150,000           693,750
  Catherine's Stores Corp. ** ...............           10,000            92,500
  Chart House Enterprises, Inc. ** ..........           76,000           522,500
  Claire's Stores, Inc. .....................            9,000           176,625
  Consolidated Stores Corp. ** ..............           24,000           555,000
  Corporate Express, Inc. ** ................           25,000           653,125
  Creative Computers, Inc. ** ...............           25,000*          725,000
  Daisytek International Corp. ** ...........           25,000*          706,250
  De Rigo S.p.A., ADR .......................           13,000*          268,125
  Department 56, Inc.** .....................           20,000           907,500
  DF & R Restaurants, Inc. ** ...............           10,000           305,000
  Dollar Tree Stores, Inc. ** ...............            1,000*           27,000
  Dreyer's Grand Ice Cream, Inc. ............           15,000           517,500
  El Chico Restaurants, Inc. **  ............          110,000         1,086,250
  Ellett Brothers, Inc. .....................           81,000           617,625
  Ethan Allen Interiors, Inc.**  ............           41,000           809,750
  Federated Department Stores, Inc. ** ......           90,000         2,283,750
  Fingerhut Cos., Inc. ......................           16,000           218,000
  Franklin Quest Co. ** .....................           41,000           978,875
  Friedman's, Inc. (Class A) **  ............           10,000           202,500
  Gadzooks, Inc. ** .........................           25,000*          462,500
  Garden Ridge Corp. ** .....................           10,000*          357,500
  General Nutrition Cos., Inc. ** ...........            4,000            99,500
  Global DirectMail Corp. ** ................           65,000*        1,771,250
  Good Times Restaurants, Inc. ** ...........          120,000           116,244
  Gymboree Corp. ** .........................           22,000           497,750
  Hollywood Entertainment Corp.** ...........           10,000           267,500
  HomeTown Buffet, Inc. ** ..................           40,000           525,000
  IHOP Corp. ** .............................          130,000         2,795,000
  Intimate Brands, Inc. .....................           40,000*          670,000
  Just For Feet, Inc. ** ....................            5,625           132,891
  Landry's Seafood Restaurants, Inc. ** .....           90,000         1,215,000
  Little Switzerland, Inc. ** ...............          100,000           375,000
  Lone Star Steakhouse & Saloon, Inc. ** ....           13,500           521,437
  Media Arts Group, Inc. ** .................           15,000*           49,688
  Men's Wearhouse, Inc. (The) ** ............           12,750           497,250
  Michael's Stores, Inc. ** .................           50,000           681,250
  Moovies, Inc. ** ..........................           15,000           245,625
  Movie Gallery, Inc. ** ....................           15,000*          577,500
  Neiman Marcus Group, Inc. .................           30,000*          513,750
  Neostar Retail Group, Inc. **  ............           20,000*          305,000
  Nine West Group, Inc. ** ..................           75,000         3,337,500
  Oakley, Inc. ** ...........................           10,200*          351,900
  Office Depot, Inc.** ......................           35,009         1,002,133
RETAIL (CONTINUED)
  OfficeMax, Inc. ** ........................           39,300*      $   972,675
  Oshman's Sporting Goods, Inc. ** ..........           10,000*          135,000
  Outback Steakhouse, Inc. ** ...............          105,000         3,294,375
  Papa John's International, Inc. ** ........            2,500            96,250
  PetSmart, Inc.** ..........................           12,000           402,000
  Pier 1 Imports, Inc. ......................          145,750         1,402,844
  Quality Dining, Inc. ** ...................           31,000           604,500
  Revco D.S., Inc. ** .......................          205,454         4,879,532
  Rite-Aid Corp. ............................           65,000         1,755,000
  Sonic Corp. ** ............................           64,500         1,419,000
  Sports Authority, Inc. (The) ** ...........           21,900*          476,325
  Sports & Recreation, Inc. ** ..............           50,000           368,750
  Starbucks Corp. ** ........................           10,000           392,500
  Sunglass Hut International, Inc.** ........          190,000         5,177,500
  Talbots, Inc. .............................           50,000         1,212,500
  Tiffany & Co. .............................           31,000         1,352,375
  USA Detergents, Inc. ** ...................           30,000*          765,000
  U.S. Delivery Systems, Inc. ** ............           14,000           290,500
  Urban Outfitters, Inc. ** .................           18,000           391,500
  Wall Street Deli, Inc. ** .................            7,500            50,625
  Wendy's International, Inc. ...............          145,000         2,881,875
  West Marine, Inc. ** ......................           45,000         1,372,500
  Whole Foods Market, Inc. ** ...............           20,000           245,000
  Williams-Sonoma, Inc. ** ..................           12,000           208,500
  Zale Corp. ** .............................           40,000           590,000
                                                                     -----------
                                                                      72,195,815
                                                                     -----------
TELECOMMUNICATIONS (9.18%)
  ACC Corp. .................................           12,000           225,000
  ACT Networks, Inc. ** .....................           12,500*           90,625
  ANTEC Corp. ** ............................           40,000           495,000
  Applied Digital Access, Inc. ** ...........            5,000            60,000
  Ascend Communications, Inc. ** ............          148,000         9,620,000
  Black Box Corp. ** ........................           25,000*          406,250
  BroadBand Technologies, Inc. ** ...........           25,000           437,500
  Checkfree Corp. ** ........................           15,000*          316,875
  Communications Center, Inc. ** ............           15,000            82,500
  DSC Communications Corp.** ................           17,500           647,500
  Equifax, Inc. .............................           71,500         2,788,500
  Geoworks ** ...............................           60,000         1,282,500
  Gilat Satellite Networks Ltd.** ...........            2,500*           55,625
  HighwayMaster Communications, Inc. ** .....           75,000*          600,000
  International Cabletel, Inc. ** ...........           26,666           706,649
  Metrocall, Inc. ** ........................           41,000         1,025,000
  MFS Communications Co., Inc. ** ...........           11,200           452,200
  MIDCOM Communications, Inc. ** ............           50,000*          750,000
  MobileMedia Corp. ** ......................           47,500*        1,246,875

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

                                                                       MARKET
ISSUER, DESCRIPTION                               NUMBER OF SHARES      VALUE
-------------------                               ----------------      -----
TELECOMMUNICATIONS (continued)
  Mobile Telecommunications
    Technologies Corp. ** ...................           30,000       $   851,250
  NFO Research, Inc. ** .....................           25,000           568,750
  Octel Communication Corp. ** ..............           20,000           682,500
  Paging Network, Inc. ** ...................            7,500           172,500
  Pairgain Technologies, Inc. ** ............           45,000*        1,923,750
  PriCellular Corp. (Class A) ** ............           31,250*          406,250
  ProNet, Inc. ** ...........................           40,000         1,020,000
  QUALCOMM, Inc. ** .........................            5,000           192,500
  Scientific-Atlanta, Inc. ..................           50,000           618,750
  Sitel Corp. ** ............................           10,500*          238,875
  Stanford Telecommunications, Inc. ** ......           11,000           225,500
  Tellabs, Inc. ** ..........................          180,000         6,120,000
  Telular Corp. ** ..........................            5,000            69,375
  Transaction Network Services, Inc. ** .....           15,000           352,500
  US Long Distance Corp. ** .................           40,000           515,000
  U. S. Robotics, Inc. ** ...................          135,000        12,487,500
  UUNET Technologies, Inc. ** ...............            3,000*          182,250
  WorldCom, Inc. (formerly
    LDDS Communications, Inc.)** ............          127,996         4,175,869
  Zoom Telephonics, Inc.** ..................           30,000           487,500
                                                                     -----------
                                                                      52,579,218
                                                                     -----------
TEXTILES (0.52%)
  Ashworth, Inc. ** .........................           25,000           168,750
  Cutter & Buck, Inc. ** ....................           30,000*          195,000
  Gucci Group, NV ** (Registered Shares) ....            5,000*          150,000
  Haggar Corp. ..............................            8,000           132,000
  Nautica Enterprises, Inc. ** ..............           60,000         2,055,000
  St. John Knits, Inc. ......................            5,000           239,375
  Tandy Brands Accessories, Inc. ** .........            6,750            48,938
                                                                     -----------
                                                                       2,989,063
                                                                     -----------
TOYS/GAMES/HOBBY PRODUCTS (1.20%)
  Acclaim Entertainment, Inc. ** ............           30,000           708,750
  Callaway Golf Co. .........................           52,000           851,500
  Cannondale Corp. ** .......................           20,200*          323,200
  Cobra Golf, Inc. ** .......................           37,000           962,000
  GTECH Holdings Corp.** ....................           10,000           245,000
  Happiness Express, Inc. ** ................           55,000*          288,750
  Intergold Ltd. ** .........................          100,000           126,390
  Players International, Inc. ** ............          169,000         1,816,750
  Station Casinos, Inc. ** ..................          110,000         1,430,000
  Toy Biz, Inc. ** ..........................            5,000*          111,875
                                                                     -----------
                                                                       6,864,215
                                                                     -----------
TRANSPORTATION (2.17%)
  Alaska Air Group, Inc. ** .................           25,000           371,875
  American Medical Response, Inc. ** ........           10,000*          288,750
TRANSPORTATION (CONTINUED)
  Atlantic Southeast Airlines, Inc. .........           65,000       $ 1,608,750
  Comair Holdings, Inc. .....................           85,950         2,411,972
  Continental Airlines, Inc. (Class B) ** ...           10,000           356,250
  Fritz Cos., Inc. ** .......................           11,300*          395,500
  Frontier Airlines, Inc. ** ................          250,000         1,281,250
  Greenbrier Cos., Inc. .....................           20,000           217,500
  Mesa Airlines, Inc.** .....................          100,000           950,000
  Northwest Airlines Corp. ** ...............           70,000         2,808,750
  Offshore Logistics, Inc. ** ...............           11,500           142,314
  Rural/Metro Corp.** .......................           15,000           360,000
  Skywest, Inc. .............................           20,000           342,500
  Southwest Airlines Co. ....................           45,000           900,000
                                                                     -----------
                                                                      12,435,411
                                                                     -----------
UTILITIES (0.03%)
  York Research Corp. ** ....................           22,000*          159,500
                                                                     -----------
                  COMMON STOCKS
             (Cost $315,097,152) ..........             97.86%       560,707,089
                                                  -----------        -----------

                                                     WARRANTS
                                                     --------
WARRANTS
Retail (0.00%)
  Good Times Restaurants, Inc. ** .........            60,000              5,622
                                                                     -----------
                  TOTAL WARRANTS
                  (Cost $50,148) ..........              0.00%             5,622
                                                  -----------        -----------
             TOTAL COMMON STOCKS
                    AND WARRANTS
             (Cost $315,147,300) ..........             97.86%       560,712,711
                                                  -----------        -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                             FINANCIAL STATEMENTS

                  John Hancock Funds - Emerging Growth Fund

                                     INTEREST         PAR VALUE           MARKET
ISSUER, DESCRIPTION                    RATE           (000'S OMITTED)      VALUE
-------------------                    ----           ---------------      -----
SHORT-TERM INVESTMENTS
joint repurchase agreement (2.40%)
Investment in a joint repurchase
    agreement transaction with
    SBC Capital Market, Inc. -
    Dated 10-31-95, due 11-01-95
    (secured by U.S. Treasury Bond,
    8.75%, due 05-15-17 and
    U.S. Treasury Note 5.75%
    due 09-30-97) - Note A .......       5.89%  $     13,738     $ 13,738,000
                                                                 ------------
corporate savings account (0.08%)
  Investors Bank & Trust Company
    Daily Interest Savings Account
    Current Rate 3.00% ...........                                    477,189
                                                                 ------------
    TOTAL SHORT-TERM INVESTMENTS .                      2.48%      14,215,189
                                                ------------     ------------
               TOTAL INVESTMENTS .                    100.34%    $574,927,900
                                                ============     ============

** Securities, other than short-term investments, newly added to the portfolio during the year ended October 31, 1995

** Non-income producing security.

+ Denotes an affiliated company in which the Fund has ownership of at least 5% of the voting securities. Investments in affiliates at October 31, 1995 were as follows:


            AFFILIATE                    COST        DIVIDEND INCOME
---------------------------------     ----------     ---------------
Frontier Airlines, Inc.               $1,133,125           --
Loronix Information Systems, Inc.     $1,595,000           --


The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

NOTE A  --
ACCOUNTING POLICIES

John Hancock Series, Inc. (the "Corporation") is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Corporation consists of six series portfolios: John Hancock Emerging Growth Fund (the "Fund"), John Hancock Global Resources Fund, John Hancock High Yield Tax Free Fund, John Hancock High Yield Bond Fund, John Hancock Money Market Fund and John Hancock Government Income Fund (collectively, the "Funds"). The Board of Directors may authorize the creation of additional Funds from time to time to satisfy various investment objectives. Effective December 22, 1994 (see Note B), the Corporation and Funds changed names by replacing the word Transamerica with John Hancock.

   The Board of Directors have authorized the issuance of two classes of shares of the Fund, designated as Class A and Class B. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemption, dividends, and liquidation, except that certain expenses, subject to the approval of the Board of Directors, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution/service expenses under the terms of a distribution plan have exclusive voting rights regarding such distribution plan. Class A Shares are subject to an initial sales charge of up to 5.00% and a 12b-1 distribution plan. Prior to May 15, 1995, the maximum sales charge was 5.75%. Class B Shares are subject to a contingent deferred sales charge and a separate 12b-1 distribution plan. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Board of Directors. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S.dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/loss on investments are translated at the rates prevailing at the dates of the transactions.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and

                          NOTES TO FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

losses on sales of investments are determined on the identified cost basis for both financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, at October 31, 1995, the Fund has $6,354,280 of capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforwards are used by the Fund, no capital gain distributions will be made. The carryforward expires October 31, 2003.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis. Dividend income on investment securities is recorded on the ex-dividend date, or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

   The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for effect of expenses that may be applied differently to each class as explained previously.

EXPENSES The majority of the expenses of the Corporation are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Fund.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution/service fees if any, are calculated daily at the class level based on the appropriated net assets of each class and the specific expense rate(s) applicable to each class.

NOTE B  --
MANAGEMENT FEE, ADMINISTRATIVE SERVICES AND TRANSACTIONS WITH AFFILIATES AND OTHERS

On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser for the Fund with approval of the Board of Directors and shareholders of the Fund. The Fund's former investment manager was Transamerica Fund Management Company ("TFMC").

   Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, to 0.75% of the Fund's average daily net assets. This fee structure is consistent with the former agreement with TFMC. For the period ended October 31, 1995, the advisory fee earned by the Adviser and TFMC amounted to $2,978,791 and $496,208, respectively, resulting in a total fee of $3,474,999.

   The Adviser and TFMC, for their respective periods, provided administrative services to the Fund pursuant to an administrative service agreement through January 16, 1995 on which day the agreement was terminated.

   In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.

   On December 22, 1994 John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser, became the principal underwriter of the Fund. Prior to this date, Transamerica Fund Distributors, Inc. ("TFD") served as the principal underwriter and distributor of

                          NOTES TO FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

the Fund. For the period ended October 31, 1995, JH Funds and TFD received net sales charges of $604,527 with regard to sales of Class A shares. Out of this amount, $67,705 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $489,876 was paid as sales commissions to unrelated broker-dealers and $46,946 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony, Incorporated ("Tucker Anthony") and Sutro & Co., Inc. ("Sutro"). The Adviser's indirect parent, John Hancock Mutual Life Insurance Company, is the indirect sole shareholder of Distributors and John Hancock Freedom Securities Corporation and its subsidiaries, which include Tucker Anthony and Sutro, all of which are broker-dealers.

   Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds, formerly TFD, and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended October 31, 1995, contingent deferred sales charges amounted to $934,403.

   In addition, to compensate JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A and Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments for distribution and service expenses which in total will not exceed on an annual basis 0.25% of the Fund's average daily net assets attributable to Class A shares and 1.00% (0.90% effective December 1, 1995) of the Fund's average daily net assets attributable to Class B shares, to reimburse JH Funds for its distribution/service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. In order to comply with this rule, the 12b-1 fee on Class B shares was decreased to 0.95% at various times during the fiscal year.
This fee structure and plan is similar to the former arrangement with TFD.

   The Board of Directors approved a shareholder servicing agreement between the Fund and John Hancock Investor Services Corporation ("Investor Services"), a wholly owned subsidiary of The Berkeley Financial Group, for the period between December 22, 1994 and May 12, 1995, inclusive under which Investor Services processed telephone transactions on behalf of the Fund. As of May 15, 1995, the Fund entered into a full service transfer agent agreement with Investor Services. Prior to this date The Shareholder Services Group was the transfer agent. The Fund paid Investor Services a fee based on the number of shareholder accounts and certain out-of-pocket expenses.

   A partner with Baker & Botts was an officer of the Corporation until December 22, 1994. During the period ended October 31, 1995, legal fees paid to Baker & Botts amounted to $4,849.

   Mr. Edward J. Boudreau, Jr. is a director and officer of the Adviser and its affiliates as well as Director of the Corporation. The compensation of unaffiliated Directors is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Directors may elect to defer their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund will make investments into other John Hancock funds, as applicable, to cover its liability with regard to the deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books as an other asset. The deferred compensation liability will be marked to market on a periodic basis and income earned by the investment will be recorded on the Fund's books.

   The Fund has an independent advisory board composed of certain retired Directors who provide advice to the current Board of Directors in order to facilitate a smooth management transition. The Fund pays the advisory board and its counsel a fee.

                         NOTES TO FINANCIAL STATEMENTS

                   John Hancock Funds -- Emerging Growth Fund

NOTE C  --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term obligations, during the period ended October 31, 1995 aggregated $110,148,117 and $103,491,275, respectively. There were no purchases or sales of long-term obligations of the U.S. government and its agencies during the period ended October 31, 1995.

   The cost of investments owned at October 31, 1995 for Federal income tax purposes was $329,000,920. Gross unrealized appreciation and depreciation of investments aggregated $262,700,162 and $17,250,371, respectively, resulting in net unrealized appreciation of $245,449,791.

NOTE D  --
RECLASSIFICATION OF CAPITAL ACCOUNTS

During the year ended October 31, 1995, the Fund has reclassified the accumulated net investment loss in the amount of $6,156,730 to capital paid-in. This represents the cumulative amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 1995. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.

                    John Hancock Funds - Emerging Growth Fund

REPORT OF ERNST & YOUNG, INDEPENDENT AUDITORS
To the Board of Trustees and Shareholders of John Hancock Series, Inc. --
John Hancock Emerging Growth Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the John Hancock Emerging Growth Fund (the "Fund"), (formerly the Transamerica Emerging Growth Fund), one of the portfolios constituting John Hancock Series, Inc. (the "Corporation") (formerly Transamerica Series, Inc.), as of October 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers, or other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock Emerging Growth Fund portfolio of John Hancock Series, Inc. at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Boston, Massachusetts
December 15, 1995

TAX INFORMATION NOTICE (UNAUDITED)
For Federal income tax purposes, the following information is furnished with respect to the distributions of the Fund during the fiscal year ended October 31, 1995.

   The Fund has not paid any distributions of dividends or net realized gains during the fiscal year.

                             ADDITIONAL INFORMATION

                    John Hancock Funds - Emerging Growth Fund

On December 16, 1994 , a special meeting of John Hancock (formerly Transamerica) Series, Inc. (the "Corporation") in respect of John Hancock (formerly Transamerica) Emerging Growth Fund (the "Fund") was held involving the election of trustees and certain other matters concerning the Fund.

   Specifically, shareholder's first approved a new investment management agreement between the Trust on behalf of the Fund and John Hancock Advisers, Inc. on substantially similar terms of the prior investment management agreement, to take effect on December 22, 1994, the date of the consummation of Transamerica Fund Management Company by The Berkeley Financial Group. The shareholder votes tallied were 9,431,012 FOR, 166,278 AGAINST and 429,415 ABSTAINING.

   The shareholders next approved new Plans of Distribution for each Class A and Class B shares of the Fund, also effective on December 22, 1994, and also on substantially the same terms as the prior Plans of Distribution. The Class A shareholder votes tallied were 2,599,984 FOR, 53,194 AGAINST and 72,895 ABSTAINING. The Class B shareholder votes tallied were 6,658,409 FOR, 163,863 AGAINST and 478,360 ABSTAINING.

   The shareholders also voted to ratify the selection of Ernst & Young, LLP as independent auditors for the Fund for the fiscal year ending October 31, 1995, and the votes tallied were 9,663,738 FOR, 104,051 AGAINST and 104,051 ABSTAINING.

   Lastly, the following directors were elected to serve until their respective successors shall become duly elected and qualified, with the votes tabulated as indicated:


NAME OF DIRECTOR                      FOR      WITHHOLD
----------------                      ---      --------
Edward J. Boudreau, Jr..........   9,435,905    665,140
James F. Carlin.................   9,437,876    663,169
William H. Cunningham...........   9,435,106    665,939
Charles L. Ladner...............   9,434,675    666,370
Leo E. Linbeck, Jr..............   9,437,770    663,275
Patricia P. McCarter............   9,436,432    664,615
Steven R. Pruchansky............   9,433,692    667,354
Norman H. Smith.................   9,435,218    665,827
John P. Toolan..................   9,437,615    663,430

[LOGO] JOHN HANCOCK FUNDS                                            Bulk Rate
A GLOBAL INVESTMENT MANAGEMENT FIRM                                U.S. Postage
101 HUNTINGTON AVENUE BOSTON, MA 02199-7603                            PAID
                                                                   Brockton, MA
                                                                  Permit No. 582

[A 1/2" x 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads "A Global Investment Management Firm."

     This report is for the information of the John Hancock Emerging Growth Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.


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Paper."]